Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

17.          Provisions:

	Warranty		Liability to
	and after-	Restructuring	dissenting
	sale service (a)	costs (b)	shareholders (c)	Others (d)	Total
Balance as at December 31, 2015	$28.7	$6.4	$—	$3.0	$38.1
Provisions made	6.8	3.7	—	—	10.5
Provisions used	(2.1)	(8.5)	—	(0.6)	(11.2)
Provisions reversed	—	(0.1)	—	—	(0.1)
Unwinding of discount	0.4	—	—	0.2	0.6
Foreign currency translation	—	—	—	—	—
Balance as at December 31, 2016	$33.8	$1.5	$—	$2.6	$37.9
Provisions made	7.2	13.7	118.3	4.6	143.8
Provisions acquired	—	—	—	1.4	1.4
Provisions used	(2.0)	(12.7)	—	(0.9)	(15.6)
Provisions reversed	—	(0.2)	—	—	(0.2)
Unwinding of discount	0.4	—	—	0.1	0.5
Foreign currency translation	—	—	—	0.2	0.2
Balance as at December 31, 2017	$39.4	$2.3	$118.3	$8.0	$168.0
December 31, 2017:
Current	$3.6	$2.3	$1.6	$1.2	$8.7
Non-current	35.8	—	116.7	6.8	159.3
	$39.4	$2.3	$118.3	$8.0	$168.0
December 31, 2016:
Current	$3.2	$1.5	$—	$—	$4.7
Non-current	30.6	—	—	2.6	33.2
	$33.8	$1.5	$—	$2.6	$37.9
(a)	Warranty and after-sale service provisions relate to obligations under commercial satellite construction contracts.
(b)	Restructuring provisions relate to costs associated with enterprise improvement initiatives for satellite manufacturing operations.
(c)

Liability to dissenting shareholders is related to the estimated amount owed to dissenting shareholders, including those shareholders who subsequently withdrew their dissent, of the DigitalGlobe transaction including interest (see notes 9&27(d)).

(d)	Other provisions relate to obligations under premise leases and restoration costs for premise leases with terms that expire between 2019 and 2023.